INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Effective income tax rate	95.50%	(8.50%)	(1.50%)
Deferred tax liability related to property, plant and equipment revaluations	$ 8,454	$ 6,885	$ 6,914
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	$ 4,889	$ 5,203	$ 6,028